Accounts Payable	12 Months Ended
Dec. 31, 2019
Subclassifications Of Assets Liabilities And Equities [Abstract]
Accounts Payable
23.	Accounts Payable

As at December 31, 2019 and 2018, this account consists of:

	2019	2018
	(in million pesos)
Suppliers and contractors (Note 28)	68,051	69,099
Taxes (Note 27)	1,457	1,789
Carriers and other customers (Note 28)	1,387	1,815
Related parties (Notes 25 and 28)	602	684
Others	6,348	1,223
	77,845	74,610

Accounts payable are non-interest-bearing and are normally settled within 180 days.

In 2019, one of our major suppliers entered into Trade Financing Arrangements, or TFA, to sell a portion of its Philippine Peso receivables from the Parent Company amounting to Php1,799 million and from Smart amounting to Php3,200 million.  Under the terms of the TFA, the Purchaser will have exclusive ownership of the purchased receivables and all of its rights, title and interest.   The amount was reclassified from “Accounts Payable – Suppliers and contractors” to “Accounts Payable – Others” amounted to Php4,999 million for the year ended December 31, 2019.

For terms and conditions pertaining to the payables to related parties, see Note 25 – Related Party Transactions.

For detailed discussion on the PLDT Group’s liquidity risk management processes, see Note 28 – Financial Assets and Liabilities – Liquidity Risk.